Summary of Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty and errors (Details)	12 Months Ended
Jun. 30, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Annual discount rate used to calculate fair value of deferred consideration	6.19%